[AAL Variable Product Series Fund, Inc. Letterhead]



May 4, 1999


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

Subject: Certification under Rule 497(j)
         The AAL Variable Product Series Fund, Inc.
         (File No. 33-82056, File No. 811-8662

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically April 22, 1999.

Please direct any comments or questions  concerning this certification to Steven
J. Fredricks, Esq. at (920) 734-5721 extension 6864.


/s/ Steven J. Fredricks

Steven J. Fredricks
Secretary